Business combination - Summary of the Identified assets and liabilities as of the acquisition date (Details) ₩ in Millions	Mar. 31, 2023 KRW (₩)
Disclosure of detailed information about business combination [abstract]
Cash and cash equivalent	₩ 2,879
Financial assets at FVTPL	38,385
Loans and other financial assets at amortized cost	124,904	[1]
Contractual cash flows that are not expected to be recovered as of the acquisition date	2,480
Contractual total of the financial assets at amortized cost	127,384
Investments in joint ventures and associates	136,930
Premises and equipment	20,324
Intangible assets	21,447	[2]
Customer-related intangible assets recognised as of acquisition date	18,880
Current tax assets	33
Others	73
Sub-total	344,975
Current tax liabilities	7,938
Deferred tax liabilities	11,593
Other financial liabilities	1,000
Other liabilities	14,971
Sub-total	35,502
Fair value of net identifiable assets	₩ 309,473

[1]	The acquired financial assets at amortized cost were estimated at fair value. The contractual total of the financial assets at amortized cost of Woori Venture Partners is 127,384 million Won, and the contractual cash flows that are not expected to be recovered as of the acquisition date are 2,480 million Won.
[2]	The intangible assets include 18,880 million Won in customer relationships as a result of business combination and were valued at fair value through the Multi-period excess earning method (MEEM) as they were judged separately identifiable intangible assets. Multi-period excess earning method is a method to estimate the future cash flows generated by each intangible asset and to discount the cash flows generated purely by that intangible asset to its present value by deducting the portion of the asset’s contribution to that cash flow generation. If, within one year of the acquisition date, new information obtained about the facts and circumstances that existed at the acquisition date requires the adjustment of the amounts recognized at the acquisition date, or the recognition of additional provisions existing at the acquisition date, the accounting for the business combination will be adjusted.